Investment in Joint Ventures and Associates (Tables)	12 Months Ended
Dec. 31, 2020
Investment in Joint Ventures and Associates [Abstract]
Table of Investment in Joint Ventures and Associates

	December 31, 2020	December 31, 2019
Rombo Cía. Financiera S.A.	757,149	895,378
BBVA Consolidar Seguros S.A.	445,378	360,236
Interbanking S.A.	165,422	154,732
Play Digital S.A. (1)	74,396	—

TOTAL	1,442,345	1,410,346

Table of Investment in Joint Ventures and Associates - Most Significant Investments

	Rombo Compañía Financiera S.A.
	December 31, 2020	December 31, 2019
Total Assets	9,354,472	10,801,444
Total Liabilities	7,461,599	8,562,999
Profit	345,574	395,620
Equity	1,892,873	2,238,445

Ownership interest	40%	40%